Income Taxes - Schedule of Financial Reporting Purposes, (Loss) Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Reporting for (Loss) Income before Income Taxes [Abstract]
United States	$ (36,172)	$ (11,285)
Foreign	6,908	72,916
Total (loss)/income before income taxes	$ (29,264)	$ 61,631	$ 12,678